Salaries and payroll taxes - Summary of salaries and payroll taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Provision for gratifications and bonus	$ 12,102	$ 7,029
Salaries and social security contributions	5,389	4,479
Total current	$ 17,491	$ 11,508